Driehaus Event Driven Fund
Driehaus Event Driven Fund
Investment Objective
Driehaus Event Driven Fund seeks to provide positive returns over full-market cycles.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Driehaus Event Driven Fund Driehaus Event Driven Fund
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Driehaus Event Driven Fund Driehaus Event Driven Fund
Management Fee	1.00%
Other Expenses Excluding Dividends and Interest on Short Sales	0.43%
Dividends and Interest on Short Sales	0.43%
Total Annual Fund Operating Expenses	1.86%

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Driehaus Event Driven Fund | Driehaus Event Driven Fund | USD ($)	189	585	1,006	2,180

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 400% of the average value of its portfolio.
Principal Investment Strategy
The Fund is actively managed by using techniques intended to provide positive returns over full-market cycles. In making investment decisions, Driehaus Capital Management LLC, the Fund's investment adviser (the "Adviser"), will employ event-driven strategies designed to exploit disparities or inefficiencies in U.S. and foreign (non-U.S.) equity and debt markets. The Adviser will seek investment opportunities where a catalyst is expected to occur within the near to intermediate term, generally within 12 months, to unlock the value embedded in the investment opportunity. Investment opportunities will often center on corporate events such as bankruptcies, mergers, acquisitions, refinancings, corporate reactions to government and regulatory agency rulings, earnings surprises and other corporate events. The Fund will invest in a broad range of asset classes, including fixed-income and floating rate debt securities (across credit tiers), loans, common stocks, preferred stocks, American Depositary Receipts and Global Depositary Receipts, options, futures and swaps. Securities held will be issued by, or be in reference to, U.S. and non-U.S. companies. The Fund may also invest in currencies.

The Fund seeks to target an annualized volatility, as measured by the standard deviation of returns, of less than that of the S&P 500® Index over full-market cycles, which are typically periods of three to five years. Annualized volatility refers to the fluctuation of a security's value on a yearly basis. The Fund's volatility will be monitored daily and positions within the Fund will be adjusted as appropriate to attempt to achieve the stated volatility target. The Fund holds both long and short positions in debt securities (both sovereign and corporate), equity securities and currencies. The debt securities held in the Fund may be fixed income or floating rate securities, including fixed and floating rate loans. These securities may have a senior right to repayment ("Senior Loans") and/or may be of either investment grade or non-investment grade ("junk") credit quality. Debt securities may or may not have been rated by a rating agency and the Adviser is not constrained by ratings when selecting debt securities for investment. The Fund may invest in debt securities of any maturity and does not attempt to maintain any pre-set average portfolio maturity or duration. The Fund also invests in common and preferred stocks across all market capitalizations and regions. The Fund will have significant exposure to foreign currencies and interest rates.

The Fund also holds derivative instruments, including swaps, options, futures and forwards that provide long and short exposures to debt securities, equity securities and currencies. The Fund may use derivatives to manage interest rate and currency risk, as part of a hedging strategy (attempting to reduce risk by offsetting one investment position with another) and/or to replicate outright long or short exposures. In addition to investing in outright long and short positions, as part of its investment strategy, the Fund will engage in a variety of arbitrage trading strategies that seek to take advantage of relative value opportunities between two or more securities. The Fund may hold a substantial position in cash and money market instruments. The cash holdings of the Fund will vary significantly based on the Adviser's use of equity and credit derivatives. Generally, the more derivatives held within the Fund, the higher its cash balance.

The securities and instruments that the Fund invests in may trade in markets in multiple countries. The Fund's investments may be highly concentrated in a geographic region or country, including emerging market countries. The Fund will invest in a relatively low number of issuers, making it a nondiversified fund. The Fund may frequently and actively trade its portfolio.
Principal Risks
All investments, including those in mutual funds, have risks. No investment is suitable for all investors. The Fund is intended for investors who seek positive returns under a variety of market conditions and can accept the risks involved with its investments, and who can accept the fact that there will be principal fluctuation. Of course, there can be no assurance that the Fund will achieve its objective. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund:

Event Risk. Event-driven opportunities may not occur as anticipated, resulting in potentially reduced returns or losses to the Fund as it unwinds trades where those opportunities do not materialize as anticipated.

Market Risk. The Fund is subject to market risk, which is the possibility that securities prices overall, including both debt and equity securities, will decline over short or long periods. Securities markets tend to move in cycles, with periods of rising prices and periods of falling prices. These fluctuations are expected to have a substantial influence on the value of the Fund's shares.

Main Risks of Debt Securities. Debt securities may be subject to credit risk, interest rate risk, prepayment and extension risk as well as call risk. Credit risk is the failure of an issuer or borrower to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond or creditworthiness of a borrower, which can cause the security's price to fall, potentially lowering the Fund's share price. Prices of bonds and Senior Loans tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond and Senior Loan prices and, accordingly, the Fund's share price. The longer a debt security's effective maturity and duration, the more its price is likely to react to interest rates. Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates. When interest rates fall, debt securities may be repaid more quickly than expected and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, debt securities may be repaid more slowly than expected and the value of the Fund's holdings may fall sharply. This is referred to as "extension risk." If an issuer "calls" its bond before its maturity date during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield.

                  Fixed-Income Market Risk. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets and the related derivatives markets. Under some circumstances, those concerns could cause reduced liquidity in certain debt securities markets and the related derivative traded securities. A lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

                  High Yield Risk. Low-rated and comparable unrated securities ("junk bonds"), while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as speculative with respect to the issuer's capacity to pay interest and to repay principal. The market values of certain of these securities tend to be more sensitive to individual corporate development and changes in economic conditions than higher quality bonds. In addition, junk bonds tend to be less marketable than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities.

                  Senior Loan Risk. Senior Loans are business loans made to borrowers that may be corporations, partnerships or other entities (each a "Borrower"). These Borrowers operate in a variety of industries and across geographic regions. Investing in Senior Loans involves investment risk and some Borrowers default on their Senior Loan repayments. The risks associated with Senior Loans are similar to the risks of junk bonds, although Senior Loans typically are senior and secured, whereas junk bonds often are subordinated and unsecured. Investments in Senior Loans typically are below investment grade and are considered speculative because of the credit risks of their Borrowers. Such Borrowers are more likely to default on their payments of interest and principal owed, and such defaults could reduce the Fund's net asset value and income distributions. An economic downturn generally leads to a higher non-payment rate, and a Senior Loan may lose significant value before a default occurs. There is no assurance that the liquidation of the collateral would satisfy the claims of the Borrower's obligations in the event of the non-payment of scheduled interest or principal, or that the collateral could be readily liquidated.

Main Risks of Foreign Securities and Foreign Currencies. The Fund invests in foreign debt and equity securities. To the extent portfolio securities are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. Investing outside the U.S. involves different risks than domestic investments. The following risks may be associated with foreign investments: less liquidity; greater volatility; political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; reduced government supervision of some foreign securities markets; lower responsiveness of foreign management to shareholder concerns; economic issues or developments in foreign countries; fluctuation in exchange rates of foreign currencies and risks of devaluation; imposition of foreign withholding and other taxes; dependence of emerging market companies upon commodities which may be subject to economic cycles; and emerging market risk such as limited trading volume, expropriation, devaluation or other adverse political or social developments.

                  Emerging Market Risk. The Fund will invest in emerging and developing markets and therefore, the risks described above for foreign securities are typically increased. Investments in securities of issuers located in such countries are often speculative and subject to certain special risks. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund's investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund can be required to establish special custodial or other arrangements before making investments in these countries. There may be less financial or accounting information available with respect to issuers located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Main Risks of Derivatives. Derivative instruments (such as swaps, options, futures and forwards) often have risks similar to their underlying currency, security or index, in addition to other risks. The use of derivatives also involves risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk of imperfect correlation between the value of the derivative and the underlying instrument. Derivative instruments may give rise to leverage and losses on derivatives may substantially exceed the initial investment. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. Further, since the Fund may invest in derivatives for speculative purposes, losses from speculative positions in a derivative may be much greater than the derivative's original cost and may be substantial. With over-the-counter derivatives, there is the risk that the other party to the transaction could default. Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of its corresponding instrument. Additionally, to the extent the Fund is required to segregate or "set aside" (often referred to as "asset segregation") liquid assets or otherwise cover open positions with respect to certain derivative instruments, the Fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

                  Deliverable and Non-Deliverable Foreign Currency Forwards and Options Risk. Deliverable and non-deliverable foreign currency forward and options contracts involve the risk that anticipated currency movements will not be accurately predicted, which could result in losses on those contracts and additional transaction costs. The use of forward and options contracts could reduce performance if there are unanticipated changes in currency prices. Options on foreign currencies are affected by the factors that influence foreign exchange rates and investments generally. The Fund's ability to establish and close out positions on foreign currency options is subject to the maintenance of a liquid secondary market, and there can be no assurance that a liquid secondary market will exist for a particular option at any specific time.

                  Options and Futures Contracts Risk. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. In particular, the loss from investing in futures contracts is potentially unlimited. If the Fund's investment adviser's prediction of movements in the underlying reference securities, interest rate or currency markets is inaccurate, the Fund could be in a worse position than if such strategies were not used. Risks inherent in the use of options, futures contracts and options on futures contracts include: (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (3) the possible absence of a liquid secondary market for any particular instrument at any time.

                  Swaps Risk. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the agreement), credit risk and pricing risk (i.e., swaps may be difficult to value). In instances where an investment in a swap is meant to be correlated to an investment in the instrument or security underlying the swap, such correlation may not be perfect and/or may not result in the expected outcome due to these added risks. In addition, it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. As a result of the Dodd-Frank Act, certain swap agreements may be cleared through a clearinghouse and traded on an exchange or swap execution facility. The regulation of swaps markets has increased over the last few years, and future regulation of the swaps markets may make swaps more costly, may limit the availability of swaps, or may otherwise adversely affect the value or performance of swaps. Any such adverse future developments could impair the effectiveness of the Fund's swaps transactions and cause the Fund to lose value.

Risks of Holding Cash or Similar Instruments. During periods when the Fund holds a substantial position in cash and money market instruments, the Fund will earn less income than it would if it invested in higher yielding securities. Holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective. To the extent that the Fund invests its cash position in money market mutual funds, there will be some duplication of expenses because the Fund will bear its pro rata portion of such funds' management fees and operational expenses.

Short Sale Risk. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales also may cause the Fund to have higher expenses than those of other funds due to the payment of dividends and interest, if any, in connection with the short positions as well as the cost to borrow the security.

Nondiversification. Because the Fund may invest a greater percentage of assets in a particular issuer or a small number of issuers, it may be subject to greater risks and larger losses than diversified funds. The value of the Fund may vary more as a result of changes in the financial condition or the market's assessment of the issuers than a more diversified fund.

Allocation Risk. The Fund's overall risk level will depend on the market sectors and countries in which the Fund is invested and the current interest rate, liquidity and credit quality of such sectors and countries. The Fund may overweight or underweight certain companies, industries, market sectors, or countries, which may cause the Fund's performance to be more or less sensitive to developments affecting those companies, industries, sectors or countries. The Fund may have significant weightings in a particular issuer, country, sector or industry, which may subject the Fund to greater risks than less focused funds.

High Rates of Turnover. The Fund may experience high rates of portfolio turnover, which may result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of taxes on above-average amounts of realized investment gains, including net short-term capital gains, which are taxed as ordinary income for federal income tax purposes. To the extent the Fund engages in short sales (which are not included in calculating the portfolio turnover rate), the transaction costs incurred by the Fund are likely to be greater than the transaction costs incurred by a mutual fund that does not take short positions and has a similar portfolio turnover rate.

Manager Risk. How the investment adviser manages the Fund will impact the Fund's performance. The Fund may lose money if the investment adviser's investment strategy does not achieve the Fund's objective or if the investment adviser does not implement the strategy successfully.
Performance
The bar chart and table provide some indication of the risks of investing in the Fund. The bar chart will show the volatility — or variability — of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of two broad-based securities indices. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Updated performance information is available by visiting www.driehaus.com or by calling 1-877-779-0079.
Annual Return for the year ended December 31

During the period shown in the bar chart, the highest return for a quarter was 4.44% (quarter ended 3/31/15) and the lowest return for a quarter was –5.97% (quarter ended 9/30/14).
Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Driehaus Event Driven Fund	1 Year	Since Inception	Inception Date
Driehaus Event Driven Fund	(1.08%)	0.94%	Aug. 26, 2013
Driehaus Event Driven Fund | Return After Taxes on Distributions	(1.23%)	0.35%	Aug. 26, 2013
Driehaus Event Driven Fund | Return After Taxes on Distributions and Sale of Fund Shares	(0.48%)	0.52%	Aug. 26, 2013
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	1.38%	11.45%	Aug. 26, 2013
Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses, or taxes)	0.03%	0.03%	Aug. 26, 2013

The table shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the highest historic marginal individual federal income tax rates during the period and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).